Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combination [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

During the year ended December 31, 2022, the Company acquired five subsidiaries, these acquisitions have been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period.

(i)	On March 22, 2022, the Company closed an acquisition of Shenzhen GFAI and Guangzhou GFAI. A total of $1,000,000 cash was paid and 2,142,852 shares were issued and valued at the $1.22 per share in consideration of 100% of the equity interest in both companies. As a result of the 2023 share consolidation, the share consideration became a total of 53,571 shares issued, valued at $48.8 per share.

The following represents the purchase price allocation at the date of the acquisition:

March 22, 2022
Cash and cash equivalents	$2,187
Trade and other receivables	896,327
Inventories	1,411,893
Other current assets	85,338
Other non-current assets	23,566
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Trade and other payables	(4,156,649)
Other current liabilities	(163,785)
Goodwill	1,867,009
Total purchase price	$3,614,279

The total revenue included in the Consolidated Statement of Profit or Loss since March 22, 2022 contributed by Shenzhen GFAI and Guangzhou GFAI was $661,839. Total net loss incurred by Shenzhen GFAI and Guangzhou GFAI since March 22, 2022 was $3,306,084.

Had Shenzhen GFAI and Guangzhou GFAI been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show total revenue from Shenzhen GFAI and Guangzhou GFAI of $952,358 and total net loss from Shenzhen GFAI and Guangzhou GFAI of $3,746,740.

(ii)	On June 22, 2022, the Company closed the acquisition of Beijing Wanjia. A total of $840,000 cash was paid and 3,780,000 shares were issued and valued at $0.52 per share in consideration of 100% of the equity interest in Beijing Wanjia. As a result of the 2023 share consolidation, the share consideration became a total of 94,500 shares issued, valued at $20.8 per share.

The following represents the purchase price allocation at the date of the acquisition:

June 22, 2022
Cash and cash equivalents	$38,342
Trade and other receivables	1,656,550
Inventories	562,768
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Trade and other payables	(1,536,547)
Other current liabilities	(145,026)
Goodwill	411,862
Total purchase price	$2,805,600

The total revenue included in the Consolidated Statement of Profit or Loss since June 22, 2022 contributed by Beijing Wanjia was $1,785,789. Total net loss incurred by Beijing Wanjia since June 22, 2022 was $204,127.

Had Beijing Wanjia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show revenue from Beijing Wanjia of $3,255,081 and net loss from Beijing Wanjia of $544,673.

(iii)	On January 20, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Malaysia. The consideration is approximately $1 (RM1).

The following represents the purchase price allocation at the date of the acquisition:

January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1

The revenue included in the Consolidated Statement of Profit and Loss since January 20, 2022 contributed by AI Malaysia was $nil. Net loss incurred by AI Malaysia was $242,075 over the same period.

Had AI Malaysia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show revenue from AI Malaysia of $nil and net loss from AI Malaysia of $242,075.

(iv)	On February 9, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Macau. The consideration is approximately $3,205 (MOP25,000).

The following represents the purchase price allocation at the date of the acquisition:

February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205

AI Macau acts as an agent-only subsidiary company, operating solely and for all purposes as the agent of AI Hong Kong for the deployment of robots and thus, AI Macau has no independent revenue of its own.

During the year ended December 31, 2021, the Company acquired two subsidiaries, these acquisitions have been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period.

(i)	On February 4, 2021, the Company announced the acquisition of a majority stake in information security consultants Handshake Networking Ltd. (“Handshake”), a Hong Kong-based company specializing in penetration testing. A total of 43,700 shares were issued and valued at $7.50 per share in consideration of 51% of Handshake. As a result of the 2021 and 2023 share consolidation, consideration became a total of 1,091 shares issued, valued at $300 per share. The acquisition was closed on March 25, 2021.

Accordingly, the acquisition has been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities of Handshake transferred at their carrying amounts with carry-over basis.

The following represents the purchase price allocation at the date of the acquisition:

March 25, 2021
Cash and cash equivalents	$24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$327,763

The revenue included in the Consolidated Statement of Profit and Loss since March 25, 2021 contributed by Handshake Networking Ltd was $484,318. Handshake Networking Limited also contributed net profit of $39,787 over the same period.

Had Handshake been consolidated from January 1, 2021, the Consolidated Statement of Profit and Loss would show revenue from Handshake of $559,934 and net loss from Handshake of $72,325.

(ii)	On November 1, 2021, the Company entered into a Transfer Agreement (the “Agreement”) to acquire 100% of the equity interests in Guardforce AI Singapore Pte. Ltd., a company incorporated in Singapore (“AI Singapore”). AI Singapore and Guardforce are ultimately controlled by Mr. Tu Jingyi before and after the acquisition was completed.

The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements to reflect the results for the full year 2021, irrespective of transaction date.

The following represents their assets and liabilities:

December 31, 2021
Cash and cash equivalents	$28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$12,720